Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The provision for income taxes is computed based on the following components of income (loss) before income tax expense and discontinued operations:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Domestic	$(109,702)	$(64,320)	$(44,664)
Foreign	(11,061)	3,329	26,281
Total	$(120,763)	$(60,991)	$(18,383)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (provision) benefit for the respective periods are as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Current:
Federal and state	$(1,603)	$3,947	$397
Foreign	(11,028)	(12,474)	(9,175)
Deferred:
Federal and state	(1,077)	36,689	90
Foreign	15,231	7,862	1,033
Income tax (provision) benefit	$1,523	$36,024	$(7,655)

Schedule of Effective Income Tax Rate Reconciliation
The income tax (provision) benefit differs from the amount of income taxes determined by applying the applicable U.S. federal statutory rate of 35% to pretax income as a result of the following differences:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Computed income tax (provision) benefit at statutory rate	$42,267	$21,347	$6,435
State income taxes, net of U.S. federal tax benefit	(2,250)	(540)	(5)
Change in valuation allowance	(36,760)	6,263	(17,035)
Local country withholding tax	(3,527)	(5,307)	(800)
Intra-period allocation rule exception	—	5,201	—
Foreign rate difference	1,933	11,729	5,560
Uncertain tax positions	2,552	(3,989)	(755)
Foreign exchange	(1,680)	1,226	(953)
Other	(1,012)	94	(102)
Income tax (provision) benefit	$1,523	$36,024	$(7,655)

Schedule of Deferred Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following:

In thousands	December 31, 2014	December 28, 2013
Deferred tax assets:
Provision for bad debts	$2,247	$1,169
Inventory capitalization and allowances	3,617	1,997
Net operating loss and capital loss carryforwards	284,050	220,890
Tax credits	9,834	5,748
Employee compensation and benefits	9,478	10,322
Other, net	49,035	14,456
Total deferred tax assets	358,261	254,582
Valuation allowance	(227,475)	(193,442)
Net deferred tax assets	$130,786	$61,140

Deferred tax liabilities:
Property, plant and equipment, net	$(66,337)	$(33,050)
Intangibles	(35,890)	(38,761)
Undistributed earnings	(17,504)	(12,477)
Other, net	(22,488)	(6,530)
Total deferred tax liabilities	(142,219)	(90,818)
Net deferred tax liabilities	$(11,433)	$(29,678)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits, included in Other noncurrent liabilities in the accompanying Consolidated Balance Sheet, excluding potential interest and penalties associated with uncertain tax positions, is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Unrecognized tax benefits at beginning of period	$16,392	$12,794	$12,892
Gross increases for tax positions of prior years	—	—	—
Gross decreases for tax positions of prior years	(2,658)	(260)	(127)
Increases in tax positions for the current year	1,585	1,753	2,085
Lapse of statute of limitations	(1,461)	(1,873)	(1,810)
Purchase accounting adjustment	—	4,705	—
Currency translation	(888)	(727)	(246)
Unrecognized tax benefits at end of period	$12,970	$16,392	$12,794